Operating Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Leases [Abstract]
Operating lease expense	$ 5,146	$ 4,069	$ 397	$ 10,307	$ 7,134	$ 1,700	$ 17,226
Variable lease expense	915	319	67	779	1,409	75	2,169
Short-term lease expense	641	416	243	779	1,018	1,162	1,511
Operating lease expense	$ 6,702	$ 4,804	$ 707	$ 12,734	$ 8,692	$ 2,937	$ 20,906